Commitments, Option Agreements and Contingencies - Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options (Details)	Dec. 31, 2024 USD ($)
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	$ 22,862,326
Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	1,988,510
Years 2 – 5 [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	8,407,142
After 5 Years [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	12,466,674
First Guayabales Option [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	9,833,334	[1],[2]
First Guayabales Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	333,332	[1],[2]
First Guayabales Option [Member] | Years 2 – 5 [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	1,333,328	[1],[2]
First Guayabales Option [Member] | After 5 Years [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	8,166,674	[1],[2]
Second Guayabales Option [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	5,550,000
Second Guayabales Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	250,000
Second Guayabales Option [Member] | Years 2 – 5 [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	1,000,000
Second Guayabales Option [Member] | After 5 Years [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	4,300,000
San Antonio Option [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	4,420,000	[3]
San Antonio Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	420,000	[3]
San Antonio Option [Member] | Years 2 – 5 [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	4,000,000	[3]
San Antonio Option [Member] | After 5 Years [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements		[3]
Other Option Agreements [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	3,058,992	[4]
Other Option Agreements [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	985,178	[4]
Other Option Agreements [Member] | Years 2 – 5 [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements	2,073,814	[4]
Other Option Agreements [Member] | After 5 Years [Member]
Schedule of Option Agreements Under the Assumptions that the Company Continues to Exercise Options [Line Items]
Total option agreements		[4]

[1]	Amounts disclosed relate only to option payments of the agreement. In addition, as at December 31, 2024, the Company has recognized a total of $28,857,630 as exploration and evaluation expenditures in respect of the minimum expenditures required under the First Guayabales Option.
[2]	Includes a one-time payment of $8,000,000 in lieu of the NSR.
[3]	Includes a one-time payment of $2,500,00 in lieu of the NSR.
[4]	Amounts disclosed related to the option agreements to purchase surface rights (see Note 8).